Liquidity, Financial Condition and Management's Plans (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Liquidity Financial Condition And Managements Plans
Net cash used in operating activities			$ (880,400)	$ (298,662)	$ (505,619)	$ (1,488,254)
Net loss	$ (347,547)	$ (224,849)	(911,778)	$ (606,472)	(826,420)	(45,464,569)
Cash	296,553		296,553		$ 52,117	$ 303,334
Working capital	$ 400,000		$ 400,000